Consolidated companies as of December 31, 2024 (Tables)	12 Months Ended
Dec. 31, 2024
Consolidated companies as of December 31, 2023
Disclosure of voting rights in consolidated companies

		Year ended December 31,
		2024		2023	2022
Name of the subsidiary	Country	% voting right Galapagos NV (directly or indirectly through subsidiaries)	Change in % voting right previous period (2024 vs 2023)	% voting right Galapagos NV (directly or indirectly through subsidiaries)	% voting right Galapagos NV (directly or indirectly through subsidiaries)

CONTINUING OPERATIONS
GLPG US Inc. (formerly AboundBio Inc.)	United States	100%		100%	100%
CellPoint B.V. (till 11/30/2023)	The Netherlands	100%		100%	100%
Galapagos B.V. (merged with CellPoint B.V.)	The Netherlands	100%		100%	100%
Galapagos GmbH	Switzerland	100%		100%	100%
GLPG US Holding Inc. (formerly Galapagos, Inc.)	United States	100%		100%	100%
Galapagos NV	Belgium	Parent company		Parent company	Parent company
Galapagos Real Estate Belgium BV (former Galapagos Real Estate 1 BV)	Belgium	100%		100%	100%
Galapagos Real Estate Netherlands B.V.	The Netherlands	100%		100%	100%
Galapagos U.K. Limited	United Kingdom	100%	100%	0%	0%
Galapagos SASU	France	100%		100%	100%
Xenometrix, Inc. in liquidation	United States	100%		100%	100%
Galapagos Holding PTE. LTD.	Singapore	100%	100%	0%	0%

DISCONTINUED OPERATIONS
Galapagos Biopharma Belgium BV	Belgium	0%	-100%	100%	100%
Galapagos Biopharma Netherlands B.V.	The Netherlands	0%	-100%	100%	100%
Galapagos Biopharma Spain S.L.U.	Spain	0%	-100%	100%	100%
Galapagos Biopharma Italy S.r.l.	Italy	0%	-100%	100%	100%
Galapagos Biopharma Germany GmbH	Germany	0%	-100%	100%	100%
Galapagos Biopharma Sweden AB	Sweden	0%	-100%	100%	100%
Galapagos Biopharma Norway AS	Norway	0%	-100%	100%	100%
Galapagos Biopharma Finland Oy	Finland	0%	-100%	100%	100%
Galapagos Biopharma Denmark ApS	Denmark	0%	-100%	100%	100%
Galapagos Biopharma Austria GmbH	Austria	0%	-100%	100%	100%
Galapagos Biopharma Ireland Ltd	Ireland	0%	-100%	100%	100%
Galapagos Biotech Ltd (formerly Inpharmatica Ltd.)	United Kingdom	0%	-100%	100%	100%